Related party transactions and balances - Schedule of Significant Balances with Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Related party transactions and balances - Schedule of Significant Balances with Related Parties (Details) [Line Items]
Total	$ 78	$ 0
Ya Li [Member]
Related party transactions and balances - Schedule of Significant Balances with Related Parties (Details) [Line Items]
Total	$ 78	$ 0